GUARANTEE LIABILITIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2016 CNY (¥)
GUARANTEE LIABILITIES
Balance at the beginning of the year		¥ 321,255	¥ 173,907			¥ 76,325
Fair value of guarantee liabilities upon the inception of new guarantees	¥ 405,084	403,370	284,452
Guarantee settled	(398,167)	(257,953)	(184,586)
(Gains)/losses from guarantee liabilities	362,597	1,931	(2,284)
Reclassified as liabilities held for sale (Note 3)		(174,828)	(33,802)
Net assets transferred (Note 3)	¥ (302,462)
Balance at the end of the year		¥ 146,427	¥ 140,105	$ 55,662	¥ 388,307
Minimum
GUARANTEE LIABILITIES
Guarantee term (in years)	2 years	2 years	2 years
Maximum
GUARANTEE LIABILITIES
Guarantee term (in years)	4 years	4 years	4 years